ACQUISITIONS	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Acquisitions
ACQUISITIONS
Red Rock Gathering System. On March 18, 2014, the Partnership acquired 100% of Red Rock Gathering from Summit Investments in exchange for total cash consideration of $206.7 million, subject to customary working capital adjustments. The acquisition of Red Rock Gathering was funded with the net proceeds from an offering of 5.3 million common units, $100.0 million of borrowings under our revolving credit facility and cash on hand. Because of the common control aspects in the drop down transaction, the Red Rock Drop Down was deemed a transaction between entities under common control and, as such, was accounted for on an “as if pooled” basis for all periods in which common control existed. SMLP’s financial results retrospectively include Red Rock Gathering’s financial results since October 23, 2012, the date Summit Investments acquired its interests in Red Rock Gathering, through December 31, 2013.
Summit Investments acquired the natural gas gathering pipeline, dehydration, compression and processing assets in the Piceance Basin in western Colorado and eastern Utah that comprise the Red Rock Gathering system from Energy Transfer Partners in September 2012 for $206.7 million (the "Red Rock Transaction"). Summit Investments' acquisition of the Red Rock Gathering system closed on October 23, 2012. Summit Investments accounted for its acquisition of Red Rock Gathering under the acquisition method of accounting. Red Rock Gathering's identifiable tangible and intangible assets acquired and liabilities assumed were recognized at their fair values as of October 23, 2012. The intangible assets that were acquired comprised right-of-way easements with a life of 20 years upon acquisition. Their fair values were determined based upon assumptions related to future cash flows, discount rates, asset lives, and projected capital expenditures to complete the Red Rock Gathering system. The final fair values of the assets acquired and liabilities assumed as of October 23, 2012, were as follows (in thousands):

Red Rock Gathering purchase price		$206,694
Cash	$1,097
Accounts receivable	8,018
Other assets	317
Property, plant, and equipment	150,401
Rights-of-way	52,197
Other noncurrent assets	164
Total assets acquired	212,194
Trade accounts payable	2,558
Other current liabilities	2,942
Total liabilities assumed	$5,500
Net identifiable assets acquired		$206,694

Bison Gas Gathering System. On February 15, 2013, Summit Investments acquired BTE and subsequently contributed it to SMP Holdings. On June 4, 2013, SMP Holdings entered into a purchase and sale agreement with SMLP whereby SMLP acquired the Bison Gas Gathering system. The Bison Gas Gathering system was carved out from BTE and primarily gathers natural gas production from Mountrail and Burke counties in North Dakota under long-term contracts ranging from five years to 15 years. The weighted-average life of the acquired contracts was 12 years upon acquisition.
For additional information, see Notes 1, 5 and 6.
Summit Investments accounted for its purchase of BTE (the "BTE Transaction") under the acquisition method of accounting, whereby the various gathering systems' identifiable tangible and intangible assets acquired and liabilities assumed were recorded based on their fair values as of February 15, 2013. The intangible assets that were acquired are composed of gas gathering agreement contract values and right-of-way easements. Their fair values were determined based upon assumptions related to future cash flows, discount rates, asset lives, and projected capital expenditures to complete the system.
Because the Bison Drop Down was executed between entities under common control, SMLP recognized the acquisition of the Bison Gas Gathering system at historical cost which reflected Summit Investments recent fair value accounting for the BTE Transaction. Furthermore, due to the common control aspect, the Bison Drop Down was accounted for by SMLP on an “as if pooled” basis for all periods in which common control existed. Common control began on February 15, 2013 concurrent with Summit Investments' acquisition of BTE.
The fair values of the assets acquired and liabilities assumed as of February 15, 2013, were as follows (in thousands):

Purchase price assigned to Bison Gas Gathering system		$303,168
Current assets	$5,705
Property, plant, and equipment	85,477
Intangible assets	164,502
Other noncurrent assets	2,187
Total assets acquired	257,871
Current liabilities	6,112
Other noncurrent liabilities	2,790
Total liabilities assumed	$8,902
Net identifiable assets acquired		248,969
Goodwill		$54,199

We believe that the goodwill recorded represents the incremental value of future cash flow potential attributed to estimated future gathering services within the Williston Basin.
The Bison Drop Down closed on June 4, 2013. The total acquisition purchase price of $248.9 million was funded with $200.0 million of borrowings under SMLP’s revolving credit facility and the issuance of $47.9 million of SMLP common units to SMP Holdings and $1.0 million of general partner interests to SMLP’s general partner. SMP Holdings had a net investment in the Bison Gas Gathering system of $303.2 million and received total consideration of $248.9 million from SMLP. As a result, SMLP recognized a capital contribution from SMP Holdings for the contribution of net assets in excess of consideration paid. See Notes 1, 5 and 6 for additional information.
Mountaineer Midstream. We completed the acquisition of Mountaineer Midstream from MarkWest for $210.0 million on June 21, 2013. The Mountaineer Midstream natural gas gathering and compression assets are located in the Appalachian Basin which includes the Marcellus Shale formation primarily in Doddridge County in northern West Virginia. The Mountaineer Midstream system consists of newly constructed, high-pressure gas gathering pipelines, certain rights-of-way associated with the pipeline, and two compressor stations. The assets gather natural gas under a long-term, fee-based contract with an affiliate of Antero Resources Corp. The life of the acquired contract was 13 years upon acquisition.
The Mountaineer Acquisition was funded with $110.0 million of borrowings under the Partnership's revolving credit agreement and the issuance of $100.0 million of common and general partner interests to SMP Holdings. For the year ended December 31, 2013, SMLP recorded $9.6 million of revenue and $2.3 million of net income related to Mountaineer Midstream.
SMLP accounted for the Mountaineer Acquisition under the acquisition method of accounting. As of June 30, 2013, we preliminarily assigned the full $210.0 million purchase price to property plant and equipment. During the third quarter of 2013, we received additional information and, as a result, preliminarily assigned $158.3 million of the purchase price to property, plant and equipment, $27.1 million to contract intangibles, $6.5 million to rights-of-way and $18.1 million to goodwill. During the fourth quarter of 2013, we received additional information from MarkWest and finalized the purchase price allocation.
The final fair values of the assets acquired and liabilities assumed as of June 21, 2013, were as follows (in thousands):

Purchase price assigned to Mountaineer Midstream		$210,000
Property, plant, and equipment	$163,661
Gas gathering agreement contract intangibles	24,019
Rights-of-way	6,109
Total assets acquired	193,789
Total liabilities assumed	$—
Net identifiable assets acquired		193,789
Goodwill		$16,211

See Notes 1, 5 and 6 for additional information.
Grand River Gathering. In September 2011, we entered into a purchase and sale agreement with Encana Oil & Gas (USA) Inc., a subsidiary of Encana Corporation ("Encana"), to acquire certain natural gas gathering pipeline, dehydration and compression assets in the Piceance Basin in western Colorado (the "Grand River Transaction"). These assets gather production from the Mamm Creek, Orchard, and South Parachute fields in the area around Rifle, Colorado under long-term contracts ranging from 10 years to 25 years. The weighted-average life of these contracts was 12.8 years upon acquisition. The acquired assets included approximately 260 miles of pipeline and approximately 90,000 horsepower of compression facilities. In addition to the acquisition of Grand River Gathering, we have a contractual relationship with Encana related to the development of midstream infrastructure to support Encana’s emerging Mancos and Niobrara shale developments.
The Grand River Transaction closed on October 27, 2011, with an effective date of October 1, 2011, and was funded through an equity contribution of $410.0 million and an aggregate of $200.0 million in promissory notes from the Sponsors. We accounted for the Grand River Transaction under the acquisition method of accounting, whereby the total purchase price was allocated to Grand River Gathering's identifiable tangible and intangible assets acquired and liabilities assumed based on their fair values as of October 27, 2011. The intangible assets that were acquired are composed of gas gathering agreement contract values and right-of-way easements. Their fair values were determined based upon assumptions related to future cash flows, discount rates, asset lives, and projected capital expenditures to complete the Grand River Gathering system.
During the second quarter of 2012, we received the remaining information needed to value the acquired construction work in process and the intangible assets and then finalized its determination of the assets acquired and liabilities assumed of Grand River Gathering as well as its purchase price. As a result, we retrospectively recorded an adjustment to decrease construction work in process by $4.7 million and decrease intangible assets by $37.9 million. We also recognized deferred revenue related to minimum volume commitment payments received prior to the acquisition of Grand River Gathering. These amounts can be used by the customer to offset gathering fees in one or more subsequent periods to the extent that such customer’s throughput volumes in subsequent periods exceed its minimum volume commitment. Additionally, net working capital was recorded as other current liabilities and represents the final settlement of the remaining assets acquired and liabilities assumed. These adjustments to the preliminary purchase price and the allocation to the assets acquired and liabilities assumed resulted in the recognition of goodwill totaling $45.5 million.
The final purchase price allocation has been recorded and presented on a retrospective basis. We believe that the goodwill recorded upon the finalization of the allocation represents the incremental value of future cash flow potential attributed to estimated future gathering services within the emerging Mancos and Niobrara shale developments.
The final fair values of the assets acquired and liabilities assumed as of October 27, 2011, were as follows (in thousands):

Purchase price assigned to Grand River Gathering		$590,210
Property, plant, and equipment	$295,240
Gas gathering agreement contract intangibles	244,100
Rights-of-way	8,016
Total assets acquired	547,356
Deferred revenue	1,770
Other current liabilities	854
Total liabilities assumed	$2,624
Net identifiable assets acquired		544,732
Goodwill		$45,478

Pooling of Interests. As noted above, the Bison Drop Down and the Red Rock Drop Down were transactions between commonly controlled entities which required that we account for the acquisitions in a manner similar to a pooling of interests. As a result, the historical financial statements of the Partnership, the Bison Gas Gathering system and Red Rock Gathering have been combined to reflect the historical operations, financial position and cash flows from the dates that common control began. See Note 1 for additional information. Revenues and net income for the previously separate entities and the combined amounts for the years ended December 31, 2013 and 2012, as presented in these consolidated financial statements follow.

	Year ended December 31,
	2013	2012
	(In thousands)
SMLP revenues	$225,192	$165,499
Red Rock Gathering revenues	50,114	8,924
Bison Gas Gathering system revenues	17,614	—
Combined revenues	$292,920	$174,423

SMLP net income	$43,584	$41,726
Red Rock Gathering net income	9,668	1,271
Bison Gas Gathering system net income	52	—
Combined net income	$53,304	$42,997

Unaudited Pro Forma Financial Information. The following unaudited pro forma financial information assumes that:

•	The acquisition of Bison Midstream occurred on January 1, 2012. The pro forma results for Bison Midstream were derived from revenues and net income in 2013 and 2012.

•
The acquisition of Mountaineer Midstream occurred on January 1, 2012. The pro forma results for Mountaineer Midstream were derived from revenues and net income in 2013. Mountaineer Midstream was not operational until November 2012.

•
The acquisition of Red Rock Gathering occurred on January 1, 2011. The pro forma results for Red Rock Gathering were derived from actual revenues and net income in 2013 and by annualizing the actual operating results for Red Rock Gathering that were recorded in 2012 for the years ended December 31, 2012 and 2011.

•
The acquisition of Grand River Gathering occurred on January 1, 2010. The pro forma results for Grand River Gathering were derived by annualizing the actual operating results for Grand River Gathering that were recorded in 2011.

•
Pro forma net income for the year ended December 31, 2013 has been adjusted to remove the impact of $2.5 million of nonrecurring transaction costs associated with the acquisitions of Bison Midstream and Mountaineer Midstream.

•
Pro forma net income for the year ended December 31, 2012 has been adjusted to remove the impact of $1.6 million of nonrecurring transaction costs associated with the acquisition of Red Rock Gathering.

•
Pro forma net income for the year ended December 31, 2011 has been adjusted to remove the impact of $3.2 million of nonrecurring transaction costs associated with the acquisition of Grand River Gathering.

•
Pro forma adjustments in 2013 and 2012 also reflect the impact of $310.0 million of incremental borrowings on our revolving credit facility for the Bison Midstream and Mountaineer Midstream acquisitions and incremental depreciation and amortization expense associated with the acquired property, plant and equipment and contract intangibles as a result of the application of fair value accounting for Bison Midstream.

•
Pro forma adjustments in 2013, 2012 and 2011 also reflect the combined impact of a 5,300,000 common unit issuance and $100.0 million of incremental borrowings on our revolving credit facility to fund the acquisition of Red Rock Gathering.

	Year ended December 31,
	2013	2012	2011
	(In thousands)
Total Bison Midstream and Mountaineer Midstream revenues included in consolidated revenues	$60,323	$—	$—
Total Red Rock Gathering revenues included in consolidated revenues	50,114	8,924	—
Total Grand River Gathering revenues included in consolidated revenues			12,824

Total Bison Midstream and Mountaineer Midstream net income included in consolidated net income	$(457)	$—	$—
Total Red Rock Gathering net income included in consolidated net income	9,668	1,271	—
Total Grand River Gathering net income included in consolidated net income			2,660

Pro forma total revenues	$305,071	$256,637	$221,215
Pro forma net income	47,371	38,639	58,461

Pro forma common EPU - basic and diluted	$0.79	$0.28
Pro forma subordinated EPU - basic and diluted	0.79	0.28

The unaudited pro forma financial information presented above is not necessarily indicative of (i) what our financial position or results of operations would have been if the acquisitions of Bison Midstream and Mountaineer Midstream had occurred on January 1, 2012, if the acquisition of Red Rock Gathering had occurred on January 1, 2011 or if the Grand River Transaction had occurred on January 1, 2010, or (ii) what SMLP’s financial position or results of operations will be for any future periods.